Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CONESTOGA FUNDS
Entity Central Index Key	0001175813
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000142731
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CCALX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.90%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Small Cap Fund - Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2015	$250,000	$250,000	$250,000
Mar-2016	$248,618	$220,389	$249,144
Mar-2017	$306,170	$271,153	$294,156
Mar-2018	$387,177	$321,670	$334,788
Mar-2019	$431,032	$334,064	$364,138
Mar-2020	$386,571	$271,997	$330,909
Mar-2021	$643,913	$517,341	$537,821
Mar-2022	$616,457	$443,220	$601,953
Mar-2023	$588,596	$396,256	$550,304
Mar-2024	$663,409	$476,881	$711,506
Mar-2025	$614,619	$453,707	$762,869

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Institutional Class	-10.53%	-7.35%	9.72%	9.41%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2000® Growth Index	-9.60%	-4.86%	10.78%	6.14%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.
AssetsNet	$ 3,604,422,011
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 16,883,750
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$3,604,422,011 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$16,883,750 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.6%
Telecommunications	1.9%
Consumer Discretionary	2.3%
Financials	2.9%
Real Estate	3.6%
Utilities	4.7%
Basic Materials	6.8%
Health Care	13.8%
Technology	24.1%
Industrials	37.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.7%
Descartes Systems Group, Inc. (The)	4.4%
Construction Partners, Inc. - Class A	3.8%
Merit Medical Systems, Inc.	3.7%
RBC Bearings, Inc.	3.7%
FirstService Corporation	3.6%
Exponent, Inc.	3.5%
ESCO Technologies, Inc.	3.3%
Balchem Corporation	3.1%
Simpson Manufacturing Company, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000012946
Shareholder Report [Line Items]
Fund Name	Conestoga Small Cap Fund
Class Name	Investors Class
Trading Symbol	CCASX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$52	1.10%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Small Cap Fund - Investors Class	Russell 2000® Growth Index	Russell 3000® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,922	$8,816	$9,966
Mar-2017	$12,196	$10,846	$11,766
Mar-2018	$15,388	$12,867	$13,392
Mar-2019	$17,099	$13,363	$14,566
Mar-2020	$15,301	$10,880	$13,236
Mar-2021	$25,440	$20,694	$21,513
Mar-2022	$24,310	$17,729	$24,078
Mar-2023	$23,164	$15,850	$22,012
Mar-2024	$26,053	$19,075	$28,460
Mar-2025	$24,090	$18,148	$30,515

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga Small Cap Fund - Investors Class	-10.61%	-7.54%	9.50%	9.19%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2000® Growth Index	-9.60%	-4.86%	10.78%	6.14%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.
AssetsNet	$ 3,604,422,011
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 16,883,750
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$3,604,422,011 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$16,883,750 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.6%
Telecommunications	1.9%
Consumer Discretionary	2.3%
Financials	2.9%
Real Estate	3.6%
Utilities	4.7%
Basic Materials	6.8%
Health Care	13.8%
Technology	24.1%
Industrials	37.9%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.7%
Descartes Systems Group, Inc. (The)	4.4%
Construction Partners, Inc. - Class A	3.8%
Merit Medical Systems, Inc.	3.7%
RBC Bearings, Inc.	3.7%
FirstService Corporation	3.6%
Exponent, Inc.	3.5%
ESCO Technologies, Inc.	3.3%
Balchem Corporation	3.1%
Simpson Manufacturing Company, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000136097
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCSGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga SMid Cap Fund - Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2015	$250,000	$250,000	$250,000
Mar-2016	$236,038	$226,081	$249,144
Mar-2017	$288,198	$270,781	$294,156
Mar-2018	$378,483	$324,721	$334,788
Mar-2019	$421,312	$349,219	$364,138
Mar-2020	$386,857	$298,934	$330,909
Mar-2021	$635,571	$560,496	$537,821
Mar-2022	$622,324	$503,794	$601,953
Mar-2023	$558,253	$451,643	$550,304
Mar-2024	$668,552	$547,043	$711,506
Mar-2025	$667,741	$512,205	$762,869

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Institutional Class	-6.76%	-0.12%	11.54%	10.32%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2500® Growth Index	-8.63%	-6.37%	11.37%	7.44%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.
AssetsNet	$ 643,662,088
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,575,273
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$643,662,088 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$2,575,273 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Financials	2.3%
Real Estate	3.9%
Utilities	4.9%
Basic Materials	5.9%
Health Care	11.4%
Consumer Discretionary	12.6%
Technology	22.0%
Industrials	37.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.9%
Rollins, Inc.	4.0%
FirstService Corporation	3.9%
Tyler Technologies, Inc.	3.8%
Watsco, Inc.	3.6%
Descartes Systems Group, Inc. (The)	3.6%
Construction Partners, Inc. - Class A	3.6%
Merit Medical Systems, Inc.	3.5%
RBC Bearings, Inc.	3.5%
HEICO Corporation - Class A	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000136096
Shareholder Report [Line Items]
Fund Name	Conestoga SMid Cap Fund
Class Name	Investors Class
Trading Symbol	CCSMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga SMid Cap Fund - Investors Class	Russell 2500® Growth Index	Russell 3000® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$9,420	$9,043	$9,966
Mar-2017	$11,466	$10,831	$11,766
Mar-2018	$15,029	$12,989	$13,392
Mar-2019	$16,680	$13,969	$14,566
Mar-2020	$15,289	$11,957	$13,236
Mar-2021	$25,046	$22,420	$21,513
Mar-2022	$24,461	$20,152	$24,078
Mar-2023	$21,895	$18,066	$22,012
Mar-2024	$26,150	$21,882	$28,460
Mar-2025	$26,053	$20,488	$30,515

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	10 Years**
Conestoga SMid Cap Fund - Investors Class	-6.89%	-0.37%	11.25%	10.05%
Russell 3000® Index	-2.21%	7.22%	18.18%	11.80%
Russell 2500® Growth Index	-8.63%	-6.37%	11.37%	7.44%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.
AssetsNet	$ 643,662,088
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,575,273
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$643,662,088 Total Number of Portfolio Holdings45 Advisory Fee (net of waivers)$2,575,273 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Financials	2.3%
Real Estate	3.9%
Utilities	4.9%
Basic Materials	5.9%
Health Care	11.4%
Consumer Discretionary	12.6%
Technology	22.0%
Industrials	37.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.9%
Rollins, Inc.	4.0%
FirstService Corporation	3.9%
Tyler Technologies, Inc.	3.8%
Watsco, Inc.	3.6%
Descartes Systems Group, Inc. (The)	3.6%
Construction Partners, Inc. - Class A	3.6%
Merit Medical Systems, Inc.	3.5%
RBC Bearings, Inc.	3.5%
HEICO Corporation - Class A	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000227602
Shareholder Report [Line Items]
Fund Name	Conestoga Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	CCMAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Mid Cap Fund - Institutional Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$250,000	$250,000	$250,000
Mar-2022	$233,250	$258,644	$222,069
Mar-2023	$206,250	$236,452	$203,154
Mar-2024	$241,500	$305,717	$256,549
Mar-2025	$241,000	$327,786	$265,716

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	Since Inception (June 29, 2021)**
Conestoga Mid Cap Fund - Institutional Class	-3.89%	-0.21%	-0.97%
Russell 3000® Index	-2.21%	7.22%	7.48%
Russell Midcap® Growth Index	0.44%	3.57%	1.64%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.
AssetsNet	$ 3,084,864
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$3,084,864 Total Number of Portfolio Holdings32 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	4.6%
Financials	1.9%
Real Estate	3.5%
Utilities	5.1%
Health Care	15.1%
Consumer Discretionary	19.3%
Technology	21.5%
Industrials	29.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.6%
HEICO Corporation - Class A	5.5%
Verisk Analytics, Inc.	5.2%
Waste Connections, Inc.	5.1%
Copart, Inc.	4.7%
Tyler Technologies, Inc.	4.7%
Fortinet, Inc.	4.0%
Roper Technologies, Inc.	3.8%
CoStar Group, Inc.	3.5%
Gartner, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000227603
Shareholder Report [Line Items]
Fund Name	Conestoga Mid Cap Fund
Class Name	Investors Class
Trading Symbol	CCMMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Mid Cap Fund - Investors Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$10,000	$10,000	$10,000
Mar-2022	$9,310	$10,346	$8,883
Mar-2023	$8,210	$9,458	$8,126
Mar-2024	$9,590	$12,229	$10,262
Mar-2025	$9,550	$13,111	$10,629

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	Since Inception (June 29, 2021)**
Conestoga Mid Cap Fund - Investors Class	-4.02%	-0.42%	-1.22%
Russell 3000® Index	-2.21%	7.22%	7.48%
Russell Midcap® Growth Index	0.44%	3.57%	1.64%

* Not annualized

** Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.
AssetsNet	$ 3,084,864
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$3,084,864 Total Number of Portfolio Holdings32 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	4.6%
Financials	1.9%
Real Estate	3.5%
Utilities	5.1%
Health Care	15.1%
Consumer Discretionary	19.3%
Technology	21.5%
Industrials	29.0%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.6%
HEICO Corporation - Class A	5.5%
Verisk Analytics, Inc.	5.2%
Waste Connections, Inc.	5.1%
Copart, Inc.	4.7%
Tyler Technologies, Inc.	4.7%
Fortinet, Inc.	4.0%
Roper Technologies, Inc.	3.8%
CoStar Group, Inc.	3.5%
Gartner, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000232594
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Institutional Class
Trading Symbol	CMIRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Discovery Fund - Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Mar-2019	$269,333	$258,574	$252,976
Mar-2020	$236,257	$234,978	$197,430
Mar-2021	$524,799	$381,905	$440,434
Mar-2022	$449,102	$427,445	$328,087
Mar-2023	$375,759	$390,770	$269,087
Mar-2024	$372,745	$505,239	$310,615
Mar-2025	$370,233	$541,712	$292,183

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Institutional Class	0.55%	-0.67%	9.40%	6.40%
Russell 3000® Index	-2.21%	7.22%	18.18%	12.99%
Russell Microcap® Growth Index	-8.24%	-5.94%	8.15%	2.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.
AssetsNet	$ 4,145,969
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$4,145,969 Total Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	2.3%
Telecommunications	3.5%
Financials	4.4%
Consumer Staples	6.0%
Consumer Discretionary	7.5%
Technology	18.5%
Health Care	23.0%
Industrials	34.8%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Universal Technical Institute, Inc.	5.1%
Phreesia, Inc.	4.6%
Palomar Holdings, Inc.	4.4%
Willdan Group, Inc.	4.3%
TECSYS, Inc.	4.2%
I3 Verticals, Inc. - Class A	4.1%
Construction Partners, Inc. - Class A	3.8%
Olo, Inc. - Class A	3.7%
Hillman Solutions Corporation	3.7%
BioLife Solutions, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.
C000232593
Shareholder Report [Line Items]
Fund Name	Conestoga Discovery Fund
Class Name	Investors Class
Trading Symbol	CMCMX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(800) 494-2755
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Conestoga Discovery Fund - Investors Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Mar-2019	$10,764	$10,343	$10,119
Mar-2020	$9,419	$9,399	$7,897
Mar-2021	$20,870	$15,276	$17,617
Mar-2022	$17,808	$17,098	$13,123
Mar-2023	$14,876	$15,631	$10,763
Mar-2024	$14,717	$20,210	$12,424
Mar-2025	$14,597	$21,668	$11,687

Average Annual Return [Table Text Block]

Average Total Returns

(period ended March 31, 2025)

	6 Months*	1 Year**	5 Years**	Since Inception (November 30, 2018)***
Conestoga Discovery Fund - Investors Class	0.55%	-0.81%	9.16%	6.16%
Russell 3000® Index	-2.21%	7.22%	18.18%	12.99%
Russell Microcap® Growth Index	-8.24%	-5.94%	8.15%	2.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

Performance Inception Date	Nov. 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.
AssetsNet	$ 4,145,969
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of March 31, 2025)

Net Assets$4,145,969 Total Number of Portfolio Holdings30 Advisory Fee (net of waivers)$0 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Weighting (% of total investments)

(as of March 31, 2025)

Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

(as of March 31, 2025)

Value	Value
Other Assets in Excess of Liabilities	2.3%
Telecommunications	3.5%
Financials	4.4%
Consumer Staples	6.0%
Consumer Discretionary	7.5%
Technology	18.5%
Health Care	23.0%
Industrials	34.8%

Top 10 Holdings (% of net assets)

(as of March 31, 2025)

Holding Name	% of Net Assets
Universal Technical Institute, Inc.	5.1%
Phreesia, Inc.	4.6%
Palomar Holdings, Inc.	4.4%
Willdan Group, Inc.	4.3%
TECSYS, Inc.	4.2%
I3 Verticals, Inc. - Class A	4.1%
Construction Partners, Inc. - Class A	3.8%
Olo, Inc. - Class A	3.7%
Hillman Solutions Corporation	3.7%
BioLife Solutions, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred for the Fund during the six-month period ended March 31, 2025.